Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Comprehensive Income [Abstract]
Net Income	$ 19,953	$ 29,847	$ 13,333
Foreign Currency:
Foreign currency translation adjustment (includes $(32), $(5) and $20 attributable to noncontrolling interest), net of taxes of $(45), $123 and $357	(1,062)	15	(777)
Securities:
Net unrealized gains (losses), net of taxes of $(1), $109 and $36	(4)	187	58
Reclassification adjustment included in net income, net of taxes of $0, $(117) and $(1)	0	(185)	(1)
Derivative Instruments:
Net unrealized gains (losses), net of taxes of $(156), $200 and $371	(597)	371	690
Reclassification adjustment included in net income, net of taxes of $6, $21 and $21	13	39	38
Defined benefit postretirement plans:
Net prior service credit arising during period, net of taxes of $271, $675 and $305	830	1,083	497
Amortization of net prior service credit included in net income, net of taxes of $(431), $(604) and $(525)	(1,322)	(988)	(858)
Other comprehensive income (loss)	(2,142)	522	(353)
Total comprehensive Income	17,811	30,369	12,980
Less: Total comprehensive income attributable to noncontrolling interest	(551)	(392)	(377)
Total Comprehensive Income Attributable to AT&T	$ 17,260	$ 29,977	$ 12,603